Related Parties	12 Months Ended
Dec. 31, 2017
Related Parties
Related Parties

30. Related parties

Relationship and transactions with entities with (joint) control of, or significant influence over, Galapagos

There are no shareholders or other entities who, solely or jointly, control Galapagos or exercise significant influence over Galapagos.

Relationship and transactions with subsidiaries

Please see Note 31 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of Galapagos NV.

Intercompany transactions between Galapagos NV and its subsidiaries, and amongst the subsidiaries, have been eliminated in the consolidation and are not disclosed in this note.

Relationship and transactions with key management personnel

Our key management personnel consists of the members of our executive committee and the members of our board of directors. All amounts mentioned in this section are based on expenses recognized in the financial statements for the relevant financial year.

Remuneration of key management personnel

On December 31, 2017, our executive committee had five members: Mr. Onno van de Stolpe, Mr. Bart Filius, Dr. Piet Wigerinck, Dr. Andre Hoekema and Dr. Walid Abi-Saab. On December 31, 2017, our board of directors consisted of eight members: Mr. Onno van de Stolpe, Dr. Raj Parekh, Dr. Werner Cautreels, Dr. Harrold van Barlingen, Mr. Howard Rowe, Ms. Katrine Bosley, Dr. Christine Mummery and Dr. Mary Kerr.

Only the CEO is a member of both the executive committee and the board of directors. Our CEO does not receive any special remuneration for his board membership, as this is part of his total remuneration package in his capacity as member of the executive committee.

The remuneration package of the members of key management personnel comprises:

	Year ended December 31,
	2017	2016	2015
Remuneration of key management personnel:
Euro, in thousands (except for the number of warrants)
Short-term benefits (*)
Executive committee members as a group	€3,694	€3,124	€2,937
Raj Parekh (^)	91	73
Harrold van Barlingen	45	47	40
Howard Rowe	45	50	40
Werner Cautreels	55	56	45
Katrine Bosley	45	45	40
Christine Mummery (#)	41	43	10
Mary Kerr (##)	41	18	—
Post-employment benefits (°)	248	228	215
Total benefits excluding warrants	€4,305	€3,683	€3,327
Number of warrants granted in the year
Executive committee members as a group	475,000	515,000	175,000
Raj Parekh	15,000	30,000	5,400
Harrold van Barlingen	7,500	15,000	2,520
Howard Rowe	7,500	15,000	2,520
Werner Cautreels	7,500	15,000	3,780
Katrine Bosley	7,500	15,000	2,520
Christine Mummery (#)	7,500	15,000	—
Mary Kerr (##)	7,500	—	—
Total number of warrants granted in the year	535,000	620,000	191,740

(*)      Includes for executive committee members: salaries, employer social security contributions, other short-term benefits; includes for board members: board fees, other short-term benefits.

(^)      During the first four months of 2016, Dr. Parekh did not receive remuneration for his director’s mandate, but was compensated through a consultancy agreement only (consultancy fee of €20 thousand in 2016).

(#)      Dr. Mummery joined the board on September 30, 2015.

(##)      Dr. Kerr joined the board on July 26, 2016.

(°)      Only executive committee members are granted post-employment benefits.

SHORT-TERM EMPLOYEE BENEFITS AND BOARD FEES

The members of the executive committee provide their services to us on a full-time basis.

The five members of the executive committee (including the CEO) who were in function in the course of 2017 were paid an aggregate amount of €1,638.71 in remuneration and received an aggregate amount of €1,908.81 in bonuses (2016: €1,291.84 thousand in remuneration and €1,747.21 thousand in bonuses for the four members of the executive committee (including the CEO) who were in function in the course of 2016; 2015: €1,245.5 thousand in remuneration and €1,629.5 thousand in bonuses for the four members of the executive committee (including the CEO) who were in function in the course of 2015). The higher amounts in 2017 can be explained by the fact that the executive committee consisted of five members in 2017 compared to four members in 2016. The aggregate bonus amount for 2017 was composed of two parts: (i) an aggregate bonus of €692.06 thousand, being 50% of the bonus for performance over 2017 (paid in early January 2018), with the other 50% being deferred for 3 years, and (ii) an aggregate amount of €1,216.75 thousand as deferred part of the bonus for performance over 2014 (paid in early January 2018). The aggregate bonus amount for 2016 was composed of two parts: (i) an aggregate bonus of €573.05 thousand, being 50% of the bonus for performance over 2016 (paid in early January 2017), with the other 50% being deferred for 3 years, and (ii) an aggregate amount of €1,174.17 thousand as deferred part of the bonus for performance over 2013 (paid in early January 2017). The aggregate bonus amount for 2015 was composed of 3 parts: (i) an aggregate bonus of €488.5 thousand, being 50% of the bonus for performance over 2015 (paid in early January 2016), with the other 50% being deferred for 3 years, (ii) an aggregate amount of €628.5 thousand as deferred part of the bonus for performance over 2012 (paid in early January 2016), and (iii) an aggregate amount of €512.5 thousand, being 50% of the exceptional special bonus awarded for the success of the NASDAQ listing (paid in June 2015), with the other 50% being deferred for 3 years. Other components of the remuneration of the executive committee members included contributions to health insurance schemes, company cars, tax advisory services and certain fringe benefits of non-material value.

Pursuant to the decision of the annual shareholders’ meeting of April 25, 2017, Dr. Parekh received €90 thousand (€80 thousand as chairman of the board, and €10 thousand as chairman of the nomination and remuneration committee), Dr. Cautreels received €55 thousand (€40 thousand as non-executive director, €10 thousand as chairman of the audit committee and €5 thousand as member of the nomination and remuneration committee), Ms. Bosley, Mr. Rowe and Dr. Van Barlingen each received €45 thousand (€40 thousand as non-executive director and €5 thousand as member of the nomination and remuneration committee or audit committee) and Dr. Mummery and Dr. Kerr each received €40 thousand as non-executive director. Pursuant to the decision of the annual shareholders’ meeting of April 26, 2016, Dr. Parekh received €70 thousand (or, taking into account €20 thousand received in consultancy fees for the first four months of 2016, an aggregate of €90 thousand: €80 thousand as chairman of the board, and €10 thousand as chairman of the nomination and remuneration committee), Dr. Cautreels received €55 thousand (€40 thousand as non-executive director, €10 thousand as chairman of the audit committee and €5 thousand as member of the nomination and remuneration committee), Ms. Bosley, Mr. Rowe and Dr. Van Barlingen each received €45 thousand (€40 thousand as non-executive director and €5 thousand as member of the nomination and remuneration committee or audit committee) and Dr. Mummery received €40 thousand as non-executive director. Dr. Kerr, being appointed as non-executive director as from July 26, 2016, received €17 thousand as remuneration for the performance of her mandate during the remainder of 2016 pursuant to the decision of the special shareholders’ meeting of July 26, 2016. Pursuant to a power of attorney granted by the annual shareholders’ meeting of April 28, 2015, the board determined, after discussion within the nomination and remuneration committee, to allocate the aggregate annual remuneration for directors for 2015 as follows: (a) annual remuneration for each non-executive director (Dr. Cautreels, Dr. Van Barlingen, Mr. Rowe and Ms. Bosley): €40 thousand; and (b) additional remuneration for the chairman of the audit committee (Dr. Cautreels): €5 thousand. Dr. Mummery, being appointed as non-executive director as from September 30, 2015, received €10 thousand as remuneration for the performance of her mandate during the last quarter of 2015.

Dr. Parekh did not receive remuneration for his director’s mandate in 2015 and the first four months of 2016, but was instead compensated only through a consultancy agreement until April 30, 2016.

Finally, in 2017, a total amount of €2.7 thousand was paid as other short-term benefit for the non-executive directors (2016: €14.5 thousand; 2015: €4.95 thousand). These benefits related to the payment of tax advisory services.

POST-EMPLOYMENT BENEFITS

The post-employment benefits to the members of the executive committee are granted under separate retirement benefit schemes, including pension schemes, post-employment life insurance and additional individual pension contributions.

SEVERANCE PAYMENTS

The employment and management agreements of the members of the executive committee do not provide for severance compensation. They do not contain notice periods that exceed six months. However, Galapagos entered into undertakings with the members of the executive committee providing that, in case their contract with the group is terminated as a result of a change of control of Galapagos NV, they would be entitled to a severance compensation of 12 months’ base salary for the Chief Executive Officer and nine months’ base salary for the other executive committee members.

WARRANTS GRANTED IN 2017

In 2017, 37,500 warrants were granted to independent directors (2016: 60,000; 2015: 8,820) and 22,500 warrants were granted to the other non-executive directors (2016: 45,000; 2015: 7,920). The higher number of warrants granted in 2016 can be explained by the fact that the final acceptance and issuance of the warrants under Warrant Plan 2015 (B) took place in 2016, and these warrants are counted as warrants granted in 2016 along with the warrants granted under Warrant Plan 2016.

OTHER

No loans, quasi-loans or other guarantees were given by Galapagos NV or any of its subsidiaries to members of the board and of the executive committee. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the executive committee and the board of directors.